AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JANUARY 27, 2017

TO THE

SUMMARY PROSPECTUS DATED FEBRUARY 29, 2016

AS SUPPLEMENTED DECEMBER 29, 2016

AMERICAN INDEPENDENCE

MULTI-MANAGER INTERNATIONAL FUND
(Ticker Symbols: IMSSX, IIESX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUS LISTED ABOVE.

•        At a Special Meeting of Shareholders held on August 26, 2016, shareholders of the American Independence Navellier International Fund approved the proposed amended sub-advisory     agreement between RiskX Investments, LLC (“RiskX Investments”) and Navellier & Associates, Inc. (“Navellier”) and approved the proposed investment sub-advisory agreement between RiskX Investments and Manifold Partners LLC (“Manifold”).  At that time, the American Independence Navellier International Fund was renamed the American Independence Multi-Manager International Fund.

•        Effective immediately, the American Independence Multi-Manager International Fund has been renamed the AI International Fund.  All references to the “American Independence Navellier International Fund” or the “American Independence Multi-Manager International Fund” should be replaced with “AI International Fund.”

•        On January 26, 2017, Navellier tendered its resignation as sub-adviser to the AI International Fund.  Effective as of January 26, 2017, Navellier is no longer a sub-adviser to the Fund.  All references to Navellier and portfolio manager Louis Navellier should be deleted.  The Fund will continue to be sub-advised by Manifold.

•        On page 5 of the summary prospectus, in sub-section “Investment Advisers”, the second sentence is deleted and replaced as follows:

The Sub-Adviser for the Fund is Manifold Partners LLC.

•        On page 5 of the summary prospectus, in sub-section “Portfolio Management”, the table is deleted and replaced as follows:

Manager Name	Primary Title	Firm	Managed the Fund Since
Nic Wherry	Associate Portfolio Manager	Manifold Partners LLC	2016
Jim Creighton	Head, Manifold Cluster Analysis & Chief Investment Officer	Manifold Partners LLC	2016

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE